Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	BRITISH AMERICAN TOBACCO P.L.C.
Document Period End Date	Jun. 30, 2023
Amendment Flag	false
Entity Central Index Key	0001303523
Current Fiscal Year End Date	--12-31